UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23696

Popular Income Plus Fund, Inc.

(Exact name of Registrant as specified in charter)

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices) (Zip code)

Registrant’s Telephone Number, including Area Code: +1 (787) 754-4488

Manuel Rodriguez Boissen, Esq.

Secretary

Popular Center North Building, Second Level (Fine Arts),

209 Muñoz Rivera Avenue,

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2022 - December 31, 2022

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

POPULAR Income Plus Fund, Inc.

DECEMBER 31, 2022

SEMI-ANNUAL

TABLE OF CONTENTS

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	8
Schedule of Investments	9
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	17
Financial Highlights	18
Notes to Financial Statements	22
Other Information	36
Statement Regarding Basis for Approval of Investment Advisory Contract	37
Statement Regarding Liquidity Risk Management Program	40

Popular Income Plus Fund, Inc.	Shareholder Letter
December 31, 2022 (Unaudited)

LETTER TO SHAREHOLDERS

Dear Shareholder:

The Popular Income Plus Fund, Inc. (hereinafter referred to as the “Fund”) is pleased to present its Letter to Shareholders for the six-month period ending on December 31, 2022.

During the reporting period, job gains in the U.S. were robust, and the unemployment rate declined from 3.6% as of June 30, 2022, to 3.5% as of December 31, 2022. U.S. real gross domestic product (GDP) increased at a modest pace in the fourth quarter of 2022 after expanding strongly in the third quarter. Inflation remained elevated, reflecting supply and demand imbalances related to the continued impact of the Covid-19 pandemic, higher food and energy prices, and broader price pressures. Furthermore, Russia’s war against Ukraine continued creating additional upward pressure on inflation. Nonetheless, as the Federal Reserve Open Market Committee (the “FOMC”) tightened financial conditions. Incoming data showed some signs of moderation in inflationary pressures during the period, even though inflation continued to be elevated. Moreover, consumer price inflation, as measured by the 12-month percentage change in the price index for personal consumption expenditures (“PCE”), decreased from 7.0% as of June 30, 2022, its highest level in four decades, to 5.0% as of December 31, 2022.

Highly attentive to inflation risks, the FOMC decided to raise the target range for the federal funds rate by 275 basis points during the reporting period, from 1.50%-1.75% as of June 2022 to 4.25%-4.50% as of December 2022. Furthermore, FOMC anticipates that ongoing increases in the target range will be appropriate to attain a stance of monetary policy that is sufficiently restrictive to return inflation to its 2 percent objective over time. As the FOMC tightened monetary policy, the U.S. Treasury curve bear flattened and inverted. The 2-year U.S. Treasury yield increased by 147 basis points, from 2.96% as of June 30, 2022, to 4.43% as of December 31, 2022, while the 30-year U.S. Treasury yield increased 78 basis points, from 3.19% to 3.97%.

As of the date hereof, the U.S. unemployment rate remains low, and inflation remains elevated. Consequently, at its January 2023 meeting, the FOMC increased the target range for the federal funds rate by 25 basis points from 4.25%-4.50% to 4.50%-4.75% and anticipates that further increases will be appropriate. However, FOMC communications signaled a slower pace of policy rate increases. As of January 31, 2023, the pricing in the Fed funds futures market reflected an additional 59 basis point rate increase by June 2023 before decreasing slightly by the end of the year.

Semi-Annual Report | December 31, 2022	1

Popular Income Plus Fund, Inc.	Shareholder Letter
December 31, 2022 (Unaudited)

With elevated levels of inflation, a monetary policy tightening cycle, and the potential for shocks from geopolitical conflicts abroad, the economic outlook remains highly uncertain and current market conditions present a challenging environment for the management of the Fund. Notwithstanding, Popular Asset Management LLC, as the Fund’s investment adviser, remains committed to looking for investment opportunities within the allowed parameters of the Fund while providing professional asset management services to the Fund for the benefit of its shareholders.

Sincerely,

Juan O. Guerrero
Chairman of the Board

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Popular Income Plus Fund, Inc.	Portfolio Update
December 31, 2022 (Unaudited)

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940

The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), as of May 21, 2021. Furthermore, on November 1, 2022, the Fund became effective under the U.S. Securities Act of 1933, as amended (the “1933 Act”), and is currently offerings of securities. In connection with the process required for registration of the Fund’s securities, it was required to implement certain operational changes including, without limitation, a reduction in the types and/or amount of leverage, as well as a prohibition against engaging in principal transactions with affiliates.

HOW DID THE FUND PERFORM IN THE PAST 6 MONTH*

The following table shows the Fund’s performance, excluding sales charges, for the six-month period from July 1, 2022, to December 31, 2022:

Figure 1. Performance as of 12/31/2022

6-Month Total Return
Popular Income Plus Fund, Class A Shares	-4.21%
Popular Income Plus Fund, Class C Shares	-4.45%
Bloomberg U.S. Aggregate Bond Index	-2.97%

Performance for the recent period reflects extraordinary expenses associated with the Fund’s registration under the 1933 Act. Based on the Fund’s Annual Report as of December 31, 2022, annual extraordinary expenses are estimated at 0.27% of net assets.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. dollar-denominated and non-convertible investment grade debt issues. It is not possible to invest directly in the index. In contrast with the Fund, performance figures for the index do not reflect any expenses.

Past performance is not predictive of future results. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions or any commissions payable on the sale of Fund shares.

Semi-Annual Report | December 31, 2022	3

Popular Income Plus Fund, Inc.	Portfolio Update
December 31, 2022 (Unaudited)

The following table provides summary data on the Fund’s dividends and net asset value (“NAV”) as of fiscal year-end:

Figure 2. Dividend Information as of 12/31/2022

Dividend Yield
Popular Income Plus Fund, Class A Shares
Based on initial NAV of $10.00	1.05%
Popular Income Fund, Class A Shares
Based on 12/31/2022 NAV of $3.26	3.22%
Popular Income Plus Fund, Class C Shares
Based on initial NAV of $10.00	0.80%
Popular Income Fund, Class C Shares
Based on 12/31/2022 NAV of $3.28	2.44%

The Fund seeks to pay monthly dividends out of its net investment income. To allow the Fund to maintain a more stable monthly dividend, the Fund may pay dividends that are more or less than the amount of net income earned during the year. All monthly dividends paid by the Fund during the fiscal year were paid from net investment income. The basis of the distributions is the Fund's net investment income for tax purposes.

HOW IS THE FUND POSITIONED?

Popular Asset Management LLC, as the Fund’s investment adviser (“PAM” or the “Investment Adviser”) strives to select investment assets that maximize risk/return relationships, while adhering to the investment objectives of the Fund. In this process, significant emphasis is given to credit quality, yield opportunities and market conditions.

The Fund uses leverage, in the form of financing of up to 33 1/3 % of the Fund’s total assets. The Investment Adviser also could use hedging transactions and strategies in an effort to manage the Fund’s interest rate risk, which stems from its investment in fixed-income securities and the short-term re-pricing of its financing program. The Fund may engage in certain interest rate swaps, options and futures transactions and invest in other derivatives to reduce its exposure to interest rate movements or to enhance portfolio returns.

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Popular Income Plus Fund, Inc.	Portfolio Update
December 31, 2022 (Unaudited)

Figure 3 below shows the breakdown of the investment portfolio as of December 31, 2022. For details on any of the security categories, please refer to the enclosed Schedule of Investments.

Figure 3. Asset Allocation as of December 31, 2022

As of December 31, 2022, mortgage-backed securities guaranteed by U.S. Government Agencies, collateralized with mortgage pools situated in Puerto Rico, represented 67.4% of the Fund’s total investment portfolio. Furthermore, the Fund also held U.S. Corporate Bonds and U.S. Government Agency debentures which represented 12.4% and 3.4% of the total investment portfolio, respectively.

In addition, 16.8% of the Fund’s investment portfolio as of December 31, 2022, consisted of different Puerto Rico municipal bonds. Restructured Puerto Rico Sales Tax Financing Corp Sales Tax (“COFINA”) revenue bonds represented the largest portion of Puerto Rico municipal bonds with an 9.4% weighing of the total investment portfolio, while restructured Commonwealth of Puerto Rico general obligation (“GO”) bonds represented 7.4%.

The following tables show the allocation of the portfolio using various metrics as of the end of the fiscal year. It should not be construed as a measure of performance for the Fund itself. The portfolio is actively managed, and holdings are subject to change.

Figure 4. Geographic Allocation as of 12/31/2022

% of Total Portfolio
Puerto Rico	84.3%
United States	15.7%
Total	100.0%

Semi-Annual Report | December 31, 2022	5

Popular Income Plus Fund, Inc.	Portfolio Update
December 31, 2022 (Unaudited)

Figure 5. Key Portfolio Positions as of 12/31/2022

% of Total Portfolio
U.S. Agency Mortgage-Backed Securities (Puerto Rico collateral)	67.4%
U.S Corporate Bonds	12.4%
Puerto Rico COFINA Bonds	9.4%
Other Puerto Rico Municipal Bonds	7.4%
U.S Government Agency Bonds	3.4%
Total	100.0%

The following table shows the composition of the Fund’s portfolio by credit rating as of December 31, 2022. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (“Fitch”), Moody's Investors Service (“Moody's”), and S&P Global Ratings (“S&P”). Ratings are subject to change.

Figure 6. Credit Quality Allocation as of 12/31/2022

% of Total Portfolio
AAA	70.8%
AA	2.2%
A	7.8%
BBB	2.4%
Not Rated	16.8%
Total	100.0%

The Not-Rated category consists of: (i) 9.4% by the restructured COFINA bonds issued in 2019 and (ii) 7.4% by the restructured Puerto Rico G.O. bonds. The restructured COFINA bonds were issued without a rating from any of the rating agencies, pending a determination of the Board of Directors of COFINA on the appropriate timing to apply for such rating. As of December 31, 2022, the COFINA Board had not yet applied for a rating. The restructured P.R. GO bonds were also issued without a rating.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors. The views expressed herein are those of the portfolio manager as of the date of this report. The Fund disclaims any obligations to update publicly the views expressed herein.

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Popular Income Plus Fund, Inc.	Portfolio Update
December 31, 2022 (Unaudited)

FUND LEVERAGE

THE BENEFITS AND RISKS OF LEVERAGING

The Fund is permitted to use leverage in an amount not to exceed 33 1/3% of the Fund’s total assets. The Fund obtains leverage by borrowing and using its investment portfolio, as well as securities otherwise obtained, as collateral.

Leverage can produce additional income when the income derived from investments financed with borrowed funds exceeds the cost of such funds. In such an event, the Fund’s net income will be greater than it would be without leverage.

If, on the other hand, the income derived from securities purchased with borrowed funds is not sufficient to cover the cost of such funds, the Fund’s net income will be less than it would be without leverage.

Leverage often increases the risk for the Fund’s shareholders. In addition, leverage may have a negative impact on the Fund’s net asset value. Leverage could also increase market price volatility, interest rate and market risk. On the other hand, adding leverage to the Fund could result in higher net income.

As of December 31, 2022, the Fund had the following leverage outstanding:

Repurchase Agreements	$11.7 million
Leverage Ratio	27.2%

Refer to the Schedule of Investments for a detail of the pledged securities and to Note 6 to the Financial Statements for further details on outstanding leverage during the year.

Semi-Annual Report | December 31, 2022	7

Popular Income Plus Fund, Inc.	Disclosure of Fund Expenses
December 31, 2022 (Unaudited)

Examples. As a shareholder of the Popular Income Plus Fund, Inc., (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on July 1, 2022 and held through December 31, 2022.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period July 1, 2022 - December 31, 2022 to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expense Ratio	Expenses Paid During Period
Popular Income Plus Fund, Inc.
Class A
Actual	$ 1,000.00	$ 957.90	3.71%	$ 18.31
Hypothetical (5% return before expenses)	$ 1,000.00	$1,006.50	3.71%	$ 18.76

Class C
Actual	$ 1,000.00	$ 955.50	4.44%	$ 21.88
Hypothetical (5% return before expenses)	$ 1,000.00	$1,002.82	4.44%	$ 22.41

See Notes to Financial Statements.
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Popular Income Plus Fund, Inc.	Schedule of Investments
December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government General Obligations (10.19%)
$1,307,199	Commonwealth of Puerto Rico - Notes (Series 2022 A-1)(a)	0.000%	11/01/43	$571,899
87,250	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)(a)	0.000%	07/01/24	80,865
336,273	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)(a)	0.000%	07/01/33	181,776
261,303	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	4.000%	07/01/33	226,565
201,586	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	4.000%	07/01/37	164,911
274,081	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	4.000%	07/01/41	214,605
285,039	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	4.000%	07/01/46	213,690
145,186	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	5.250%	07/01/23	145,186
291,019	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	5.375%	07/01/25	293,213
288,383	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	5.625%	07/01/27	293,824
283,706	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	5.625%	07/01/29	290,292
275,559	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	5.750%	07/01/31	284,919
234,877	Commonwealth of Puerto Rico - General Obligation Unlimited Bonds (Series 2022 A-1)	4.000%	07/01/35	197,670
Total Puerto Rico Government General Obligations (Cost $3,569,440)				$3,159,415

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	9

Popular Income Plus Fund, Inc.	Schedule of Investments
December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (12.99%)
54,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/24	$50,372
138,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/27	111,644
134,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/29	97,652
172,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/31	112,045
194,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/33	112,850
1,850,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/46	455,825
1,508,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Capital Appreciation Restructured Series A-1)(a)(b)(c)	0.000%	07/01/51	271,463
732,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(b)(c)	4.329%	07/01/40	659,414
142,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(b)(c)	4.500%	07/01/34	133,958
22,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(b)(c)	4.536%	07/01/53	18,756

See Notes to Financial Statements.
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Popular Income Plus Fund, Inc.	Schedule of Investments
December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Government Instrumentalities Tax Exempt Notes (continued)
$72,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(b)(c)	4.550%	07/01/40	$66,054
528,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(b)(c)	4.750%	07/01/53	466,724
294,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-2)(b)(c)	4.784%	07/01/58	255,072
1,338,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue - Revenue Bonds (Series Restructured Series A-1)(b)(c)	5.000%	07/01/58	1,214,810

Total Puerto Rico Government Instrumentalities Tax Exempt Notes (Cost $4,447,284)				4,026,639

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico GNMA Bonds (46.24%)(d)
$193,977	GNMA Pool 670407	5.000%	03/15/38	$190,747
649,341	GNMA Pool 609094	5.000%	06/15/38	645,069
772,969	GNMA Pool 609096	5.000%	06/15/38	769,131
1,196,627	GNMA Pool 702983	5.000%	02/15/39	1,224,933
2,558,511	GNMA Pool 711437(e)	5.000%	07/15/39	2,619,027
4,027,057	GNMA Pool 711455(e)	5.000%	09/15/39	4,122,338
2,648,492	GNMA Pool 711498(e)	5.000%	03/15/40	2,711,164
485,311	GNMA Pool 723741	5.000%	04/15/40	492,807
223,344	GNMA Pool 572047	5.500%	06/15/33	222,851
1,092,053	GNMA Pool 694133	5.500%	09/15/38	1,137,502
197,698	GNMA Pool 528139	6.000%	11/15/32	198,860
Total Puerto Rico GNMA Bonds (Cost $14,046,314)				14,334,429

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (38.03%)(f)
1,157,491	FNMA Pool 695403	5.000%	06/01/33	1,182,064
1,707,839	FNMA Pool 758527(e)	5.000%	03/01/34	1,710,376
2,329,502	FNMA Pool 849999	5.000%	01/01/36	2,379,027
1,053,629	FNMA Pool 993991	5.000%	07/01/39	1,066,962
2,057,043	FNMA Pool 994004	5.000%	08/01/39	2,083,073
336,635	FNMA Pool 932695	5.000%	03/01/40	337,096

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	11

Popular Income Plus Fund, Inc.	Schedule of Investments
December 31, 2022 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Fannie Mae Bonds (38.03%)(f) (continued)
$311,020	FNMA Pool AC0850	5.000%	03/01/40	$311,996
492,451	FNMA Pool 909106	5.500%	10/01/37	510,672
388,376	FNMA Pool 953110	5.500%	06/01/38	393,807
384,074	FNMA Pool 909239	5.500%	10/01/38	391,366
197,245	FNMA Pool 909107	6.000%	10/01/37	200,327
918,363	FNMA Pool 909109	6.000%	10/01/37	953,370
263,065	FNMA Pool 953093	6.000%	12/01/37	267,746
Total Puerto Rico Fannie Mae Bonds (Cost $11,596,733)				11,787,882

Principal Amount/Description		Rate	Maturity	Value
Puerto Rico Freddie Mac Bonds (8.62%)(g)
441,206	FGLMC Pool B70769	5.000%	02/01/39	437,809
1,578,612	FGLMC Pool G05744	5.500%	01/01/36	1,636,839
581,295	FGLMC Pool A55971	5.500%	11/01/36	597,023
Total Puerto Rico Freddie Mac Bonds (Cost $2,601,113)				2,671,671

Principal Amount/Description		Rate	Maturity	Value
Corporate Bonds (17.04%)
1,000,000	Bank of America Corp.(h)(i)	3.824%	01/20/28	933,116
500,000	Citigroup, Inc.(h)(i)	3.887%	01/10/28	467,234
500,000	Bristol-Myers Squibb Co.(i)	3.900%	02/20/28	481,424
500,000	Goldman Sachs Group, Inc.(h)(i)	4.223%	05/01/29	465,809
1,000,000	JPMorgan Chase & Co.	4.250%	10/01/27	963,505
1,000,000	Lloyds Banking Group PLC	4.375%	03/22/28	949,093
1,000,000	Constellation Energy Generation LLC	6.250%	10/01/39	1,020,005
Total Corporate Bonds (Cost $5,514,674)				5,280,186

Principal Amount/Description		Rate	Maturity	Value
US Government Sponsored Entities (4.65%)
1,000,000	Federal Farm Credit Banks Funding Corp.	3.950%	08/06/37	913,832
515,000	Federal Farm Credit Banks Funding Corp.	5.000%	09/22/38	528,542
Total US Government Sponsored Entities (Cost $1,725,438)				1,442,374

Total Investments (137.76%) (Cost $43,500,996)	$42,702,596

Liabilities in Excess of Other Assets (-37.76%)	(11,703,988)
NET ASSETS (100.00%)	$30,998,608

See Notes to Financial Statements.
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Popular Income Plus Fund, Inc.	Schedule of Investments
December 31, 2022 (Unaudited)

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	These securities are the exchanged bonds under the COFINA's Third Amended Plan of Adjustment (the "Plan").
(c)	Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These Bonds are not an obligation of the Commonwealth of Puerto Rico.
(d)	Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(e)	A portion or all of the security has been pledged as collateral for securities sold under agreements to repurchase.
(f)	Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(g)	Puerto Rico Freddie Mac - Represents mortgage-backed obligations guaranteed by the Federal Home Loan Mortgage Corporation. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(h)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i)	Security may be called before its maturity date.

Reverse Repo Agreements

Counterparty	Interest Rate	Acquisition Date	Maturity Date	Amount
Goldman Sachs	4.54%	12/06/2022	01/12/2023	$(4,053,000)
South Street	4.60%	12/08/2022	01/19/2023	(4,478,000)
South Street	4.65%	12/30/2022	01/03/2023	(3,192,000)
				$(11,723,000)

All agreements can be terminated by either party on demand at value plus accrued interest.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	13

Popular Income Plus Fund, Inc.	Statement of Assets and Liabilities
December 31, 2022 (Unaudited)

ASSETS:
Securities pledged as collateral under reverse repurchase agreements, at fair value (cost $11,647,476)	$11,961,249
Investments in securities, at fair value (cost $31,853,520)	30,741,347
42,702,596
Cash and cash equivalents	19,803
Interest receivable	354,811
Prepaid and other assets	36,096
Total Assets	43,113,306

LIABILITIES:
Payable for reverse repurchase agreements (Cost $11,723,000)	11,723,000
Interest payable on reverse repurchase agreements	27,846
Payable for fund shares redeemed	113,194
Payable for distributions to shareholders	73,996
Payable for shareholder servicing	22,395
Payable to Adviser	94,654
Payable to fund accounting and administration	8,206
Payable for Transfer Agency fees	678
Payable to Directors	5,775
Payable for Legal fees	31,754
Payable for Custodian fees	7,428
Other payables	5,772
Total Liabilities	12,114,698
Net Assets	$30,998,608

NET ASSETS CONSIST OF:
Paid-in capital - $0.01 par value, 5,000,000,020 shares authorized, 9,478,889 issued and outstanding	$183,046,280
Accumulated deficit	(152,047,672)
Net Assets	$30,998,608

PRICING OF SHARES:
Class A Shares
Net Assets	$16,401,565
Shares outstanding	5,026,806
Net asset value per share	$3.26
Class C Shares
Net Assets	14,597,043
Shares outstanding	4,452,083
Net asset value per share	$3.28

See Notes to Financial Statements.
14	(787) 754-4488 | www.popular.com

Popular Income Plus Fund, Inc.	Statement of Operations
For the period ended December 31, 2022 (Unaudited)

INVESTMENT INCOME:
Interest	$1,226,425
Total Investment Income	1,226,425

EXPENSES:
Investment Adviser fees	123,805
Distribution Fees	–
Class A	21,668
Class C	79,038
Accounting and Administration fees	26,069
Compliance fees	4,964
Transfer agent fees	14,893
Interest on reverse repurchase agreements	224,210
Audit fees	58,300
Legal fees	55,200
Custodian fees	3,192
Director fees	7,016
Printing fees	1,619
Insurance fees	39,324
Other fees	12,703
Total Expenses	672,001
Net Investment Income	554,424

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on:
Investments	(106,704)
Net realized loss	(106,704)
Net change in unrealized depreciation on:
Investments	(1,927,585)
Net change in unrealized depreciation	(1,927,585)
Net Realized and Unrealized Loss on Investments	(2,034,289)
Net Decrease in Net Assets Resulting from Operations	$(1,479,865)

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	15

Popular Income Plus Fund, Inc.	Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2022 (Unaudited)	For the Year Ended June 30, 2022
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$554,424	$1,314,066
Net realized loss	(106,704)	(437,939)
Net change in unrealized depreciation	(1,927,585)	(5,099,206)
Net decrease in net assets resulting from operations	(1,479,865)	(4,223,079)

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Class A dividends	(282,170)	(649,630)
Class C dividends	(213,455)	(583,787)
Net decrease in net assets from distributions to shareholders	(495,625)	(1,233,417)

CAPITAL SHARE TRANSACTIONS:
Class A Common Shares:
Proceeds from shares issued	14,382	37,536
Reinvestment of dividends	20,637	42,558
Cost of shares redeemed	(549,562)	(2,009,040)
Net decrease in net assets from capital share transactions	(514,543)	(1,928,946)

CAPITAL SHARE TRANSACTIONS:
Class C Common Shares:
Reinvestment of dividends	16,229	37,578
Cost of shares redeemed	(1,555,785)	(1,598,411)
Net decrease in net assets from capital share transactions	(1,539,556)	(1,560,833)

Net Decrease in Net Assets	(4,029,589)	(8,946,275)

NET ASSETS:
Beginning of period	35,028,197	43,974,472
End of period	$30,998,608	$35,028,197

See Notes to Financial Statements.
16	(787) 754-4488 | www.popular.com

Popular Income Plus Fund, Inc.	Statement of Cash Flows
For the period ended December 31, 2022 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(1,479,865)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Proceeds from maturities and paydowns of investment securities	4,282,525
Amortization of premium and accretion of discount on investments, net	(72,959)
Net realized (gain)/loss on:
Investments	106,704
Net change in unrealized appreciation/depreciation on:
Investments	1,927,585
(Increase)/Decrease in assets:
Interest receivable	66,297
Prepaid and other assets	(35,396)
Increase/(Decrease) in liabilities:
Payable for shareholder servicing	834
Payable for interest expense	19,513
Payable to Transfer agency	(1,258)
Payable to Adviser	78,625
Payable to fund accounting and administration fees	4,137
Payable to Directors and Officers	(931)
Payable for Audit fees	(115,404)
Payable for Compliance fees	(604)
Payable for Custodian fees	2,639
Payable for Legal fees	21,981
Other payables	(15,623)
Net cash provided by operating activities	$4,788,800

CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash paydowns for reverse repurchase agreements	$(2,387,000)
Shares redeemed	(1,992,153)
Proceeds from sale of capital shares	14,382
Cash distributions paid to common shareholders - net of distributions reinvested	(483,641)
Net cash used in financing activities	$(4,848,412)

Net decrease in cash and restricted cash	$(59,612)
Cash and restricted cash, beginning of period	$79,415
Cash and restricted cash, end of period	$19,803

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest expense on reverse repurchase agreements	$204,697
Reinvestment of distributions	$36,866

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	17

Popular Income Plus Fund, Inc.	Financial Highlights
Class A	For a share outstanding during the period presented

	For the Six Months Ended December 31, 2022 (Unaudited)		For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value - beginning of period	$3.46		$3.99	$3.87
Income/(loss) from investment operations:
Net investment income(a)	0.06		0.13	0.12
Net realized and unrealized gain/(loss)	(0.20)		(0.54)	0.12
Total income/(loss) from investment operations	(0.14)		(0.41)	0.24
Less distributions:
Dividends from net investment income	(0.06)		(0.12)	(0.12)
Total distributions	(0.06)		(0.12)	(0.12)
Net increase/(decrease) in net asset value	(0.20)		(0.53)	0.12
Net asset value - end of period	$3.26		$3.46	$3.99
Total Return(b)(c)	(4.21	%)(d)	(10.51%)	6.28%
Supplemental Data:
Net assets, end of period (in thousands)	$16,402		$17,937	$22,677
Ratios to Average Net Assets(e)
Ratio of gross expenses to average net assets(f)	3.71	%(g)	2.33%	2.24%
Ratio of net expenses to average net assets(f)	3.71	%(g)	2.32%	2.16%
Ratio of gross operating expenses to average net assets(h)	2.35	%(g)	2.18%	2.13%
Interest and leverage related to expenses to average net assets	1.36	%(g)	0.15%	0.11%
Ratio of net investment income to average net assets(i)	3.71	%(g)	3.30%	3.18%
Portfolio turnover rate	0	%(d)	0%	0%

(a)	Based on average outstanding common shares of 5,134,361 for the six month period ended December 31, 2022, 5,418,724 for the year ended June 30, 2022 and 5,983,775 for the year ended June 30, 2021.
(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(c)	Total return excludes the effect of initial and contingent deferred sales charges.
(d)	Not annualized.
(e)	Based on average net assets attributable to common shares of 17,185,123 for the six month period ended December 31, 2022, 20,755,538 for the year ended June 30, 2022 and 23,586,328 for the year ended June 30, 2021.
(f)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.
(g)	Annualized.
(h)	Operating expenses represent total expenses excluding interest and leverage related expenses.

See Notes to Financial Statements.
18	(787) 754-4488 | www.popular.com

Popular Income Plus Fund, Inc.	Financial Highlights
Class A	For a share outstanding during the period presented

(i)	The effect of the expenses waived for the six months ended December 31, 2022, year ended June 30, 2022 and June 30, 2021, was to decrease the expense ratio, thus increasing the net investment income ratio to average net assets applicable to common shareholders by 0.00%, 0.02% and 0.13%.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	19

Popular Income Plus Fund, Inc.	Financial Highlights
Class C	For a share outstanding during the period presented

	For the Six Months Ended December 31, 2022 (Unaudited)		a For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value - beginning of period	$3.48		$4.01	$3.92
Income/(loss) from investment operations:
Net investment income(a)	0.05		0.12	0.09
Net realized and unrealized gain/(loss)	(0.20)		(0.54)	0.11
Total income/(loss) from investment operations	(0.15)		(0.42)	0.20
Less distributions:
Dividends from net investment income	(0.05)		(0.11)	(0.11)
Total distributions	(0.05)		(0.11)	(0.11)
Net increase/(decrease) in net asset value	(0.20)		(0.53)	0.09
Net asset value - end of period	$3.28		$3.48	$4.01
Total Return(b)(c)	(4.45	%)(d)	(10.56%)	5.29%
Supplemental Data:
Net assets, end of period (in thousands)	$14,597		$17,091	$21,298
Ratios to Average Net Assets(e)
Ratio of gross expenses to average net assets(f)	4.44	%(g)	2.75%	3.40%
Ratio of net expenses to average net assets(f)	4.44	%(g)	2.75%	2.96%
Ratio of gross operating expenses to average
net assets(h)	3.09	%(g)	2.54%	2.93%
Interest and leverage related to expenses to
average net assets	1.35	%(g)	0.51%	0.11%
Ratio of net investment income to average net assets(i)	2.96	%(g)	3.23%	2.38%
Portfolio turnover rate	0	%(d)	0%	0%

(a)	Based on average outstanding common shares of 4,653,791 for the six month period ended December 31, 2022, 5,083,614 for the year ended June 30, 2022 and 5,775,817 for the year ended June 30, 2021.
(b)	Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid.
(c)	Total return excludes the effect of initial and contingent deferred sales charges.
(d)	Not annualized.
(e)	Based on average net assets attributable to common shares of 15,665,973 for the six month period ended December 31, 2022, 19,511,492 for the year ended June 30, 2022 and 22,966,082 for the year ended June 30, 2021.
(f)	Expenses include both operating and interest expenses. However, expenses do not include operating expenses of any underlying investment fund in which the Fund invests.
(g)	Annualized.
(h)	Operating expenses represent total expenses excluding interest and leverage related expenses.

See Notes to Financial Statements.
20	(787) 754-4488 | www.popular.com

Popular Income Plus Fund, Inc.	Financial Highlights
Class C	For a share outstanding during the period presented

(i)	The effect of the expenses waived for the six months ended December 31, 2022, year ended June 30, 2022 and June 30, 2021, was to decrease the expense ratio, thus increasing the net investment income ratio to average net assets applicable to common shareholders by 0.00%, 0.02% and 0.13%.

See Notes to Financial Statements.
Semi-Annual Report | December 31, 2022	21

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

NOTE 1. REPORTING ENTITY AND SIGNIFICANT ACCOUNTING POLICIES

Popular Income Plus Fund, Inc. (the "Fund") is a non-diversified, open-end investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Puerto Rico Investment Companies Act. The Fund was incorporated on May 21, 2007 and started operations on June 27, 2007.

The Fund’s investment objective is to seek to provide a high level of current income that is consistent with the tax advantages offered by Puerto Rico investment companies. There can be no assurance that the Fund will achieve its objectives.

On May 24, 2018, the Economic Growth, Regulatory Relief, and Consumer Protection Act (Pub. L. No. 115-174) was signed into law and amended the 1940 Act, to repeal the exemption from its registration of investment companies created under the laws of Puerto Rico, the U.S. Virgin Islands, or any other U.S. possession under Section 6(a)(1) thereof. The repeal of the exemption took effect on May 24, 2021. The Fund registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), by filing the corresponding Notification of Registration on Form N-8A on May 21, 2021. Upon its registration under the 1940 Act, the Fund must now register its future offering of securities under the U.S. Securities Act of 1933, as amended, absent any available exemption, by filing Registration Statement on Form N-1A with the Securities and Exchange Commission (the “SEC”). In connection with the process required for registration of these securities, the Fund has suspended its current offering of securities, pending their registration or an exemption therefrom, in connection with any such offering. Once the Shares have been registered under the Securities Act, the Fund will publish a supplement advising its shareholders and interested investors that the Shares are again available for purchase.

Accounting Policies:

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)	Cash and Cash Equivalents – Cash and cash equivalents consist of all demand deposits and funds invested in short-term investments with original maturities of 90 days or less. Cash and cash equivalents are valued at amortized cost, which approximates fair value. At December 31, 2022, cash and cash equivalents consisted of a time deposit open account amounting to $19,803 with J.P. Morgan Chase N.A.
(b)	Valuation of Investments – All securities are presented at fair value, which is determined on the basis of valuations provided by dealers or by pricing services approved by the Fund's management and Board of Directors, with the assistance of the Investment Adviser, Popular Asset Management (refer to Note 3 for details on investment agreements). See Note 2 for further discussions regarding fair value disclosures.

22	(787) 754-4488 | www.popular.com

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

(c)	Taxation – The Fund has elected to be treated as a registered investment company under the Puerto Rico Internal Revenue Code of 2011, as amended, and the regulations and administrative pronouncements promulgated thereunder. As a registered investment company under the Puerto Rico Investment Companies Act, the Fund will not be subject to Puerto Rico (“PR”) income tax for any taxable year if it distributes at least 90% of its taxable net investment income for such year, as determined for these purposes. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level. The Fund has never been subject to taxation.

In addition, the fixed income and equity investments of the Fund are exempt from Puerto Rico personal property taxes. The Fund is exempt from U.S. income taxes, except for dividends received from U.S. sources, which are subject to a 10% U.S. withholding tax, if certain requirements are met. Dividend income is recorded net of taxes. In the opinion of the Fund's legal counsel, the Fund is not required to file a U.S. Federal income tax return.

GAAP requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (the current and prior three tax years). Management concluded that no liability should be recorded as the Fund has not taken any uncertain tax positions on returns filed for open tax years. On an ongoing basis, management will monitor the Fund's tax position to determine if adjustments to this conclusion are necessary.

The balance of undistributed net investment income and of accumulated net realized gain on investments reflect the reclassification of permanent differences and of temporary differences between book and tax balances that become permanent (See Note 10).

(d)	Statement of Cash Flows – The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or reinvested at the discretion of common stockholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and payments is presented in the Statement of Cash Flows.

(e)	Share subscriptions and redemptions – The Fund offers two classes of Common Stock: Class A shares and Class C shares. Class A and Class C shares are sold at their Net Asset Value (NAV), which is determined daily, plus an initial sales charge of up to 4.00% for Class A shares. There is no initial sales charge for Class C shares. Investors in any class of shares may open an account by making an initial investment of at least $3,000 for each account. Subsequent investments of at least $100 may be made for each Class.

Semi-Annual Report | December 31, 2022	23

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

Shares of each Class may be redeemed on each day of the week on which the NYSE is open for trading and banks in the Commonwealth of Puerto Rico are open for business at a price per share equal to the NAV per share of such Class determined as of the close of trading on the NYSE on the date of receipt of the request for redemption. Investors in Class C shares will pay a contingent deferred sales charge equal to 1.00% on redemptions made within 12 months of purchase.

Shareholders have the ability to redeem shares of an open-end fund and simultaneously purchase shares of another open-end fund within the same family of investment companies, often at no or reduced fees. Refer to Note 4 –Capital Share Transactions.

(f)	Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly. The Fund may at times pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income earned in other periods in order to permit a more stable level of distribution. The Fund does not expect to make distributions of net realized capital gains, although the Fund’s Board of Directors reserves the right to do so in its sole discretion. The Fund records dividends to its shareholders on the ex-dividend date.

(g)	Futures Contracts – Futures contracts provide for the future sale by one party and purchase by another party of a specified security at a specified future time and at a specific price. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin until the contract is closed out, at which time the Fund realizes a gain or loss. Positions in futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts. While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Risks exceed related amounts recognized in the Statement of Assets and Liabilities. The Fund’s management enters into these transactions to simulate full investments of a portion of the Fund’s assets in one or more market indices, to facilitate trading, to reduce transaction costs, and to seek higher investment returns.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit on several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. During the six months ended December 31, 2022, the Fund did not invest in futures contracts.

24	(787) 754-4488 | www.popular.com

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

(h)	Reverse Repurchase Agreements – Under these agreements, the Fund sells securities, receives cash in exchange, and agrees to repurchase the securities at a mutually agreed date and price. Ordinarily, those counterparties with which the Fund enters into these agreements require delivery of collateral and are able to sell or repledge the collateral; however, the Fund retains effective control over such collateral through the agreement to repurchase the collateral on or by the maturity of the repurchase agreement. These transactions are treated as financings and recorded as liabilities. Therefore, no gain or loss is recognized on the transaction and the securities pledged as collateral remain recorded as assets of the Fund. These agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase and that the value of the collateral posted by the Fund increases in value and the counterparty does not return it. Because the Fund borrows under repurchase agreements based on the estimated fair value of the pledged assets, the Fund’s ongoing ability to borrow under its repurchase facilities may be limited and its lenders may initiate margin calls in the event of adverse changes in the market. A decrease in market value of the pledged assets may require the Fund to post additional collateral or otherwise sell assets at a time when it may not be in the best interest of the Fund to do so (See Note 6).

(i)	Paydowns – Realized gains and losses on mortgage-backed securities paydowns are recorded as an adjustment to interest income as required by GAAP. For the six months ended December 31, 2022, the Fund decreased interest income in the amount of $17 related to realized loss on mortgage-backed securities paydowns. However, for purpose of dividend distributions, net investment income excludes the effect of mortgage-backed securities paydowns gains and losses (See Note 10).

(j)	Allocation of Income, Fund-level Expenses, and Realized and Unrealized Gains or Losses – The Fund uses the fair value of shares outstanding method for allocating income, fund-level expenses, and realized and unrealized gains or losses. Under this method, each class of shares participates based on the total net asset value of its shares in proportion to the total net assets of the Fund. This method is the primary method used to allocate income, fund-level expenses, and realized and unrealized gains and losses for calculating the net asset value of a nondaily dividend fund. Class-level expenses are charged directly to the individual classes to which they relate.

(k)	Other – Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Premiums and discounts on securities purchased are amortized over the life or the expected life of the respective securities using the effective interest method. Interest and dividend income on preferred equity securities are accrued daily except when collection is not expected. For other equity securities, dividend income is recorded on the ex-dividend date. Certain dividends from U.S. sources are subject to a 10% U.S. income tax withholding. Such income is reflected in the Statement of Operations net of the applicable withholdings.

Semi-Annual Report | December 31, 2022	25

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

NOTE 2. FAIR VALUE MEASUREMENTS

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.

GAAP establishes a fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The classification of assets and liabilities within the hierarchy is based on whether the inputs to the valuation methodology used for the fair value measurement are observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources. Unobservable inputs reflect the Fund’s estimates about assumptions that market participants would use in pricing the asset or liability based on the best information available.

The hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date. Valuation of these instruments does not need a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

Level 2 –	Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

Level 3 –	Unobservable inputs are significant to the fair value measurement. Unobservable inputs reflect the Fund’s own assumptions about assumptions that market participants would use in pricing the asset or liability.

The Fund maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Fund employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, constraints on liquidity, and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results. In addition, the fair value estimates are based on outstanding balances without attempting to estimate the value of anticipated future business. Therefore, the estimated fair value may materially differ from the value that could actually be realized on a sale.

26	(787) 754-4488 | www.popular.com

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

On May 23, 2014, the Board of Directors of the Fund delegated to the Valuation Committee, comprised of voting members of Popular Asset Management, a wholly owned subsidiary of Popular, Inc., certain procedures and functions related to the valuation of portfolio securities for the purpose of determining the Net Asset Value of the Fund. The Valuation Committee is generally responsible for determining the fair value of the following types of portfolio securities:

•	Portfolio instruments for which no price or value is available at the time the Fund’s NAV is calculated on a particular day;
•	Portfolio instruments for which the prices or values available do not, in the judgment of the Investment Advisers, represent the fair value of the portfolio instruments;
•	A price of a portfolio instrument that has not changed for four consecutive pricing periods, except for Puerto Rico taxable securities and U.S. portfolio instruments;
•	Any PR taxable securities and the U.S. portfolio instruments whose value has not changed for two consecutive pricing periods.

Fixed income securities including mortgage and other asset-backed securities, collateralized mortgage obligations, obligations of Puerto Rico and political subdivisions, obligations of U.S. Government Sponsored Entities, State and Municipal Obligations, US Corporate Bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Following is a description of the Fund’s valuation methodologies used for assets measured at fair value:

Mortgage and other asset-backed securities: Certain agency mortgage and other asset-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from the prices of similar bonds; “similar” being defined by credit quality and market sector. Their fair value is obtained from third-party pricing services which incorporates an option adjusted spread. The agency MBS are classified as Level 2. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available.

Obligations of Puerto Rico and political subdivisions: Fair value of Puerto Rico obligations and political subdivisions are obtained from third-party pricing service providers. They are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, quotes, benchmark curves including but not limited to Treasury benchmarks, LIBOR and swap curves, and discount and capital rates. These bonds are classified as Level 2.

Semi-Annual Report | December 31, 2022	27

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

Obligations of U.S. Government sponsored entities: The fair value of Obligations of U.S. Government sponsored entities is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and based on quoted market prices for similar securities. Agency structured notes are priced based on a bond’s theoretical value from similar bonds defined by credit quality and market sector and for which the fair value incorporates an option adjusted spread in deriving their fair value. These securities are classified as Level 2.

U.S. Corporate Bonds: The fair value of corporate bonds is obtained from third-party pricing service providers that use a pricing methodology based on an active exchange market and based on quoted market prices for similar securities for which the fair value incorporates a credit spread in deriving their fair value. These securities are classified as Level 2.

Futures contracts: The fair value of futures contracts is based on quoted market prices obtained from an active exchange market. Futures contracts involve Ten Year US Treasury Notes and are classified as Level 1.

The following is a summary of the levels within the fair value hierarchy in which the Fund invests based on inputs used to determine the fair value of such securities:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Puerto Rico Government
General Obligations	$–	$3,159,415	$–	$3,159,415
Puerto Rico Government
Instrumentalities Tax
Exempt Notes	–	4,026,639	–	4,026,639
Puerto Rico GNMA Bonds	$–	$14,334,429	$–	$14,334,429
Puerto Rico Fannie Mae Bonds	–	11,787,882	–	11,787,882
Puerto Rico Freddie Mac Bonds	–	2,671,671	–	2,671,671
Corporate Bonds	–	5,280,186	–	5,280,186
US Government Sponsored
Entities	–	1,442,374	–	1,442,374
Total	$–	$42,702,596	$–	$42,702,596

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

There were no purchases, sales or transfers into or out of level 3 securities during the six months ended December 31, 2022.

Temporary cash investments, if any, are valued at amortized cost, which approximates fair value. As of December 31, 2022 there were no temporary cash investments.

28	(787) 754-4488 | www.popular.com

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

NOTE 3. INVESTMENT ADVISORY, ADMINISTRATIVE, CUSTODIAN, DISTRIBUTOR, TRANSFER AGENCY ARRANGEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Fund, Popular Asset Management LLC (the "Investment Adviser"), acts as the Investment Adviser of the Fund. The investment advisory fee is calculated at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended December 31, 2022, investment advisory fees amounted to $123,805, of which $94,654 remain payable at period-end.

ALPS Fund Services, Inc., together with certain affiliated entities, has been retained to serve as the Fund’s administrator and provide various administration, fund accounting, transfer agent and investor accounting services to the Fund. The fees related to this services are calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended December 31, 2022, the administrative fees and transfer agent fees amounted to $26,069 and $14,893, respectively.

JPMorgan Chase has been retained to provide custody services to the Fund. For the six months ended December 31, 2022, the custody fees amounted to $3,192.

Popular Securities LLC, an affiliate, serves as distributor (“Distributor”) of the shares of Common Stock of the Fund. Pursuant to a Distribution Plan, the Fund makes monthly payments to the Distributor for the distribution of the Fund’s shares. The fees related to this service are calculated at an annual rate of 0.25% of the Fund's daily average net assets. For the six months ended December 31, 2022, distribution fees amounted to $100,706.

Certain officers and one director of the Fund are also officers and directors of Banco Popular or its affiliates. The other three directors of the Fund’s Board are independent and are paid based upon an agreed fee of $1,000 per meeting. The three independent directors of the Fund also serve on the Fund’s audit committee and are paid based upon an agreed fee of $1,000 per committee meeting. For the six months ended December 31, 2022, the compensation expense for the three independent directors of the Fund was $7,016, of which $5,775 remain payable at period-end.

Prior to May 21, 2021, the Fund was not registered under the U.S. Investment Company Act of 1940, as amended, and therefore was not subject to the restrictions contained therein regarding, among other things, transactions between the Fund, Banco Popular de Puerto Rico, Popular Securities LLC, or their respective affiliates ("Affiliated Transactions"). In that regard, the Board of Directors of the Fund adopted a set of procedures ("Procedures") for Affiliated Transactions in an effort to address potential conflicts of interest that may arise.

The affiliates of the Fund may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Fund invests.

Semi-Annual Report | December 31, 2022	29

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 5,000,000,020 shares of common stock, par value $0.01 per share, consisting of 2,000,000,000 Class A shares, 2,000,000,000 Class C shares, 20 Class Q shares, and 1,000,000,000 shares of preferred stock. Neither Class Q shares nor preferred stock have been issued by the Fund.

Capital share transactions for the six months ended December 31, 2022 and the year ended June 30, 2022 were as follows:

Common shares:	For the Six Months Ended December 31, 2022	For the Year Ended June 30, 2022
Class A:

Common shares outstanding - beginning of period	5,183,237	5,688,920
Common shares issued	4,121	9,431
Common shares issued as reinvestment of dividends	6,157	11,010
Common shares redeemed	(166,709)	(526,124)
Common shares outstanding - end of period	5,026,806	5,183,237

Class C:

Common shares outstanding - beginning of period	4,910,815	5,313,135
Common shares issued as reinvestment of dividends	4,811	9,702
Common shares redeemed	(463,543)	(412,022)
Common shares outstanding - end of period	4,452,083	4,910,815

NOTE 5. INVESTMENT TRANSACTIONS

The cost of securities purchased for the six months ended December 31, 2022 were $0 and proceeds from sales, maturities, and paydowns of portfolio securities, excluding short-term transactions, for the six months ended December 31, 2022 were $4,282,525.

All investment transactions were made with unaffiliated parties.

NOTE 6. REVERSE REPURCHASE AGREEMENTS

Weighted average interest rate at end of the period	4.59%
Maximum aggregate balance outstanding at any time during the period	$16,564,000
Average balance outstanding during the period	$13,748,750
Average interest rate during the period	3.23%

30	(787) 754-4488 | www.popular.com

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

At December 31, 2022, interest rates on reverse repurchase agreements ranged from 4.54% to 4.65% with maturities up to January 19, 2023. Some of the outstanding agreements to repurchase as of year-end may be called by the counterparty before its maturity date.

At December 31, 2022, investment securities with fair values amounting to $11,961,249 are pledged as collateral for reverse repurchase agreements. The counterparties have the right to sell or repledge the assets during the term of the repurchase agreement with the Fund. Interest payable on reverse repurchase agreements amounted to $27,846 at December 31, 2022.

At December 31, 2022, the total value of reverse repurchase agreements were as follows:

Counterparty	Amount	%
Unaffiliated	$11,723,000	100%
Total	$11,723,000	100%

NOTE 7. SHORT TERM FINANCIAL INSTRUMENTS

The fair market value of short-term financial instruments, which include $11,723,000 in reverse repurchase agreements, are substantially the same as the carrying amounts reflected in the Statement of Assets and Liabilities as these are reasonable estimates of fair value, given the relatively short period of time between origination of the instrument and their expected realization. There are no long-term financial debt instruments outstanding at December 31, 2022.

NOTE 8. CONCENTRATION OF CREDIT RISK

Concentrations of credit risk (whether on or off balance sheet) that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. For this purpose, Management has determined to disclose any investment whose fair value is over 5% of Net Assets, both individually or in the aggregate. Moreover, collateralized investments have been excluded for this disclosure.

The major concentration of credit risk arises from the Fund's investment securities in relation to the location of issuers. For calculation of concentration, all fixed-income securities guaranteed by the U.S. Government are excluded. At December 31, 2022 the Fund held Corporate Bonds with an aggregate market value of $5,280,186, representing 17.04% of net assets. At December 31, 2022 the Fund had investments with an aggregate market value of $7,186,054, representing 23.18% of net asset, which were issued by entities located in the Commonwealth of Puerto Rico and are not guaranteed by the U.S. Government. At December 31, 2022, the Fund had the following investments in issuers located in the Commonwealth of Puerto Rico that are not guaranteed by the U.S. Government:

Issuer	Aggregate Market Value	Percentage of Net Assets
Puerto Rico Fannie Mae	$11,787,882	38.03%
Puerto Rico Freddie Mac	2,671,671	8.62%

As of December 31, 2022, the fund had $19,803 on deposit with JP Morgan, which represents approximately 0.06% of the net assets of the Fund.

Semi-Annual Report | December 31, 2022	31

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

As stated in the Prospectus, the Fund will ordinarily invest at least 20% of its total assets in Puerto Rico obligations (the “20% Investment Requirement”). Therefore, to the extent the securities are not guaranteed by the U.S. Government or any of its subdivisions, the Fund is more susceptible to factors affecting issuers of Puerto Rico obligations than an investment company that is not concentrated in Puerto Rico obligations to such degree.

NOTE 9. RECONCILIATION BETWEEN NET INVESTMENT INCOME AND DISTRIBUTABLE NET INVESTMENT INCOME FOR TAX PURPOSES AND NET REALIZED GAIN ON INVESTMENTS AND NET REALIZED GAIN ON INVESTMENTS FOR TAX PURPOSES

As a result of certain reclassifications made for financial statement presentation, the Fund’s net investment income and net realized gain on investments reflected in the financial statements differ from distributable net investment income and net realized gain on investments for tax purpose, respectively, as follows:

Net investment income	$554,424
Reclassification of realized gain (loss) on securities’ paydowns	17
Distributable net investment income for tax purposes	$554,441
Net realized loss on investments	$(106,704)
Reclassification of realized gain (loss) on securities’ paydowns	(17)
Net realized loss on investments, for tax purposes	$(106,721)

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes was as follows:

Cost of investment for tax purposes	$43,500,996
Gross appreciation	597,542
Gross depreciation	(1,395,942)
Net appreciation/(depreciation)	$(798,400)

For the six months ended December 31, 2022, the fund distributed $495,625 to shareholders. The undistributed net investment income and accumulated net realized gain on investments (for tax purposes) at December 31, 2022 were as follows:

Undistributed net investment income, beginning of the period	$3,105,273
Distributable net investment income for the period	554,441
Dividends	(495,625)
Undistributed net investment income, end of the period	$3,164,089
Accumulated net realized loss on investments, beginning of the period	$(154,306,640)
Net realized loss on investments for the period	(106,721)
Accumulated net realized loss on investments, end of the period	$(154,413,361)

32	(787) 754-4488 | www.popular.com

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

NOTE 10. RISKS AND UNCERTAINTIES

The Fund is exposed to various types of risks, such as geographic concentration, industry concentration, non-diversification, interest rate, and credit risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the prospectus for the securities issued by the Fund.

The Fund’s assets are invested primarily in securities of Puerto Rico issuers. As a result, the Fund has greater exposure to adverse economic, political or regulatory changes in Puerto Rico than a more geographically diversified fund, particularly with regards to municipal bonds issued by the Commonwealth and its related instrumentalities, which are currently experiencing significant price volatility and low liquidity. Also, the Fund’s net asset value and its yield may increase or decrease more than that of a more diversified investment company as a result of changes in the market’s assessment of the financial condition and prospects of such Puerto Rico issuers.

Interest rate risk is the risk that interest rates will rise so that the value of the Fund’s investments will fall. Current low long-term rates present the risk that interest rates may rise and that as a result the Fund’s investments will decline in value. Also, the Fund’s yield will tend to lag behind changes in prevailing short-term interest rates. In addition, during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock-in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full), and reduce the value of the security. This is known as extension risk, which the Fund is also subject to. Conversely, during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. This is known as prepayment risk, which the Fund is also subject to.

Credit risk is the risk that debt securities in the Fund’s portfolio will decline in price or fail to make dividend or interest payments when due because the issuer of the security experiences a decline in its financial condition. The risk is greater in the case of securities rated below investment grade or rated in the lowest investment grade category.

The Fund may engage in repurchase agreements, which are transactions in which the Fund sells a security to a counterparty and agrees to buy it back at a specified time and price in a specified currency. Repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver the securities when the Fund seeks to repurchase them and may be unable to replace the securities or only at a higher cost.

Mortgage-backed securities in which the Fund may invest have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. As a result, the Fund may receive principal repayments on these securities earlier or later than anticipated by the Fund. In the event of prepayments that are received earlier than anticipated, the Fund may be required to reinvest such prepayments at rates that are lower than the anticipated yield of the prepaid obligation. The rate of prepayments is influenced by a variety of economic, geographic, demographic, and other factors, including, among others, prevailing mortgage interest rates, local and regional economic conditions, and home owner mobility. Since a substantial portion of the assets of the Fund may be invested in mortgage-backed securities at any time, the Fund may be subject to these risks and other risks related to such securities to a significant degree, which might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case. Collateralized mortgage obligations or “CMOs” exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMO classes may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity, and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO class to provide the anticipated investment characteristics and performance may be significantly reduced. These changes may result in volatility in the market value, and in some instances, reduced liquidity of the CMO class.

Semi-Annual Report | December 31, 2022	33

Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

The Fund may also invest in illiquid securities which are securities that cannot be sold within a reasonable period of time, not to exceed seven days, in the ordinary course of business at approximately the amount at which the Fund has valued the securities. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities may trade at a discount from comparable, more liquid investments.

There may be few or no dealers making a market in certain securities owned by the Fund, particularly with respect to securities of Puerto Rico issuers including, but not limited to, investment companies. Dealers making a market in those securities may not be willing to provide quotations on a regular basis to the Investment Adviser. It may, therefore, be particularly difficult to value those securities.

In order to attempt to hedge various portfolio positions or to enhance its return, the Fund may invest a portion of its total assets in certain instruments which are or may be considered derivatives. Because of their increased volatility and potential leveraging effect (without being subject to the Fund’s leverage limitations), derivative instruments may adversely affect the Fund. For example, investments in indexed securities, including, among other things, securities linked to an equities or commodities index and inverse floating rate securities, may subject the Fund to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal. Such investments, in effect, may also be leveraged, thereby magnifying the risk of loss.

As of the date hereof, the coronavirus (COVID-19) pandemic continues to significantly disrupt the global economy and global supply chains, while also creating significant volatility in financial markets, labor markets and commercial activity generally. In response to the pandemic governments across the world, including the government of Puerto Rico implemented significant restrictions to businesses and other safety and health requirements. Although most of these restrictive measures have been lifted, certain restrictive measures remain in place and additional restrictive measures may be implemented in response to future outbreaks relating to new strains of the virus which do not respond to vaccination. In addition, the ongoing conflict between Ukraine and Russia has caused political and economic instability which will continue to affect global market. The disruption in supply chains continues to have an adverse effect on transportation, travel, tourism and entertainment, among others. The long-term effect on the economy and inflation is being debated. It remains too early to determine the long-term economic effects of the COVID-19 pandemic and ongoing conflicts on the U.S., Puerto Rico, or world economies.

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Popular Income Plus Fund, Inc.	Notes to Financial Statements
December 31, 2022 (Unaudited)

NOTE 11. DEBT RESTRUCTURING

On November 3, 2021, the Financial Oversight and Management Board for Puerto Rico (the “Oversight Board”) filed the Eighth Amended Tile III Joint Plan of Adjustment for the Commonwealth of Puerto Rico (the “Commonwealth”), the Commonwealth’s Employees Retirement System and the Commonwealth’s Public Buildings Authority (the “Plan of Adjustment”). On March 15, 2022, the Plan of Adjustment became effective. Pursuant to the Plan of Adjustment, holders of the Commonwealth’s general obligation bonds, including the Fund, received a combination of cash, new general obligation bonds, and a new security designated as a “contingent value instrument” that becomes payable based on the outperformance of actual sales tax revenues over projected sales tax revenues. The Fund’s pro rata share of the recovery consisted of $2,681,498 in cash, $2,981,217 in new general obligation bonds and contingent value instrument with a nominal amount of $748,371 for a total loss of $605,200.

NOTE 12. INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not paid prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

NOTE 13. SUBSEQUENT EVENTS

On January 30, 2023, the Board of Directors declared an ordinary net investment income dividend of $0.00792 and $0.00583 per class A common share and class C common share, respectively, which was paid on February 15, 2023 to common shareholders of record as of January 27, 2023.

On February 27, 2023, the Board of Directors declared an ordinary net investment income dividend of $0.00708 and $0.00500 per class A common share and class C common share, respectively, which will be paid on March 15, 2023 to common shareholders of record as of February 24, 2023.

Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and had determined that no additional items require adjustment to or disclosure in the financial statements.

Semi-Annual Report | December 31, 2022	35

Popular Income Plus Fund, Inc.	Other Information
December 31, 2022 (Unaudited)

Shareholder Meeting

The Annual Meeting of Shareholders of the Fund was held on October 27, 2022 (the “Annual Meeting”). The voting results for the proposals considered at the Annual Meeting were as follows:

1.	Election of Directors. The shareholders of the Fund elected Juan O. Guerrero, Jorge I. Vallejo, Carlos A. Pérez and Enrique Vila del Corral to the Board of Directors to serve for a term expiring on the date of which the annual meeting of stockholders is held in 2023 or until their successors are duly elected and qualified.

Name of Director	Votes cast “For”	Votes “Against/Withheld”
Juan O. Guerrero	9,017,288	610,717
Jorge I. Vallejo	9,609,750	18,255
Carlos A. Pérez	9,609,750	18,255
Enrique Vila del Corral	9,593,998	34,007

2.	Independent Auditors. The stockholders of the Fund ratified the selection of PricewaterhouseCoopers as the independent auditors of the Fund for the fiscal year ending 2023.

For	Against	Abstain
9,392,005	235,999	–

Statement Regarding Availability of Quarterly Portfolio Schedule

The registration of the Fund’s securities under the Securities Act of 1933 became effective in November 1, 2022. Therefore, the Fund will begin filing its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT beginning with the fiscal quarter ending on December 31, 2022. The Fund’s Form N-PORT reports will be available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings will be made available upon request by calling 787-754-4488.

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio securities is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 12-month period ended December 31, 2022 is available free of charge upon request, by calling 787-754-4488 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

36	(787) 754-4488 | www.popular.com

Popular Income	Statement Regarding Basis for Approval
Plus Fund, Inc.	of Investment Advisory Contract
December 31, 2022 (Unaudited)

The Board of Directors (the “Board”) of Popular Income Plus Fund, Inc. (the “Fund”) met on May 19, 2022 (the “Meeting”) to consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between the Fund and Popular Asset Management LLC, the Fund’s investment adviser (the “Advisor”). At such meeting, the Board participated in comparative performance reviews with the portfolio managers of the Advisor, in conjunction with other Fund service providers, and considered various investment and trading strategies used in pursuing the Fund’s investment objectives. The Board also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the Fund and received and participated in reports and presentations provided by the Advisor with respect to such matters.

The independent members of the Board (collectively, the “Independent Directors”) were assisted throughout the contract review process by Willkie Farr & Gallagher LLP, as their independent legal counsel. The Board relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement was based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Advisory Agreement. In evaluating the Advisory Agreement, including the specific fee structures, and other terms of such agreement, the Board were informed by multiple years of analysis and discussion amongst themselves and the Advisor. The Board, including a majority of Independent Directors, concluded that the terms of the Advisory Agreement for the Fund was fair and reasonable and that the Advisor’s fees were reasonable in light of the services provided to the Fund.

Nature, Extent and Quality of Services. In evaluating the Advisory Agreement, the Board considered, the nature, extent and quality of the Advisor’s services to the Fund.

The Board considered the vast array of management, oversight, and administrative services the Advisor provides to manage and operate the Fund, and the increases of such services over time due to new or revised market, regulatory or other developments, such as liquidity management and cybersecurity programs, and the resources and capabilities necessary to provide these services. The Independent Directors recognized that the Advisor provides portfolio management services for the Fund. In addition to portfolio management, the Board considered the wide range of administrative or non-advisory services the Advisor provides to manage and operate the Fund (in addition to those provided by other third-parties). These services include, but are not limited to, administrative services (such as providing the employees and officers necessary for the Fund’s operations); operational expertise (such as providing portfolio accounting and addressing complex pricing issues, corporate actions, foreign registrations and foreign filings, as may be necessary); oversight of third-party service providers (such as coordinating and evaluating the services of the Fund’s custodian, transfer agent and other intermediaries); board support and administration (such as overseeing the organization of the Board and committee meetings and preparing or overseeing the timely preparation of various materials and/or presentations for such meetings); fund share transactions (monitoring daily purchases and redemptions), shareholder communications (such as overseeing the preparation of annual and semi-annual and other periodic shareholder reports); tax administration; and compliance services (such as helping to maintain and update the Fund’s compliance program and related policies and procedures as necessary or appropriate to meet new or revised regulatory requirements and reviewing such program annually; overseeing the preparation of the Fund’s registration statements and regulatory filings; overseeing the valuation of portfolio securities and daily pricing; helping to ensure the Fund complies with its portfolio limitations and restrictions; voting proxies on behalf of the Fund; monitoring the liquidity of the portfolios; providing compliance training for personnel; and evaluating the compliance programs of the Fund’s service providers). In evaluating such services, the Board considered, among other things, whether the Fund has operated in accordance with its investment objective(s) and the Fund’s record of compliance with its investment restrictions and regulatory requirements.

Semi-Annual Report | December 31, 2022	37

Popular Income	Statement Regarding Basis for Approval
Plus Fund, Inc.	of Investment Advisory Contract
December 31, 2022 (Unaudited)

In addition to the services provided by the Advisor, the Independent Directors also considered the risks borne by the Advisor in managing the Fund in a highly regulated industry, including various material entrepreneurial, reputational and regulatory risks. Based on their review, the Independent Directors found that, overall, the nature, extent and quality of services provided under the Advisory Agreement was satisfactory on behalf of the Fund.

Investment Performance of the Fund. In evaluating the quality of the services provided by the Advisor, the Board also received and considered the investment performance of the Fund. In this regard, the Board received and reviewed a report (the “Broadridge Report”) prepared by Broadridge which generally provided the Fund’s performance data for the one-, three-, five-, and ten-year periods ended December 31, 2021 (or for the periods available for the Fund that did not exist for part of the foregoing timeframe) on an absolute basis and as compared to the performance of unaffiliated comparable funds (a “Broadridge Peer Group”). The Board was provided with information describing the methodology Broadridge used to create the Broadridge Peer Group. The performance data prepared for the review of the Advisory Agreement supplements the performance data the Board received throughout the year as the Board regularly reviews and meets with portfolio manager(s) during the year to discuss, in relevant part, the performance of the Fund.

Fees and Expenses. As part of its review, the Board also considered, among other things, the contractual management fee rate and the net management fee rate (i.e., the management fee after taking into account expense reimbursements and/or fee waivers, if any) paid by the Fund to the Advisor in light of the nature, extent and quality of the services provided. The Board also considered the net total expense ratio of the Fund in relation to those of a comparable group of funds. The Board considered the net total expense ratio of the Fund (expressed as a percentage of average net assets) as the expense ratio is more reflective of the shareholder’s costs in investing in the Fund.

In evaluating the management fee rate, the Board considered the Advisor’s rationale for proposing the management fee rate of the Fund which included its evaluation of, among other things, the value of the potential service being provided (e.g., the expertise of the Advisor with the proposed strategy), the competitive marketplace (i.e., the uniqueness of the Fund and the fees of competitor funds) and the economics to the Advisor (e.g., the costs of operating the Fund). The Board considered, among other things, the expense limitations and/or fee waivers proposed by the Adviser to keep expenses to certain levels and reviewed the amounts the Advisor had waived or reimbursed over the last fiscal years; and the costs incurred and resources necessary in effectively managing mutual funds, particularly given the costs in attracting and maintaining quality and experienced portfolio managers and research staff. The Board further considered a Fund’s net management fee and net total expense ratio in light of its performance history.

38	(787) 754-4488 | www.popular.com

Popular Income	Statement Regarding Basis for Approval
Plus Fund, Inc.	of Investment Advisory Contract
December 31, 2022 (Unaudited)

Profitability. In conjunction with their review of fees, the Independent Directors reviewed information reflecting the Advisor’s financial condition. The Independent Directors reviewed the consolidated financial statements of the Advisor for the year ended December 31, 2021. The Independent Directors also considered the overall financial condition of the Advisor and the Advisor’s representations regarding the stability of the firm, its operating margins, and the manner in which it funds its future financial commitments, such as employee deferred compensation programs. The Independent Directors also reviewed the profitability information for the Advisor derived from its relationship with the Fund for the fiscal year ended March 31, 2022 on an actual and adjusted basis, as described below. The Independent Directors evaluated, among other things, the Advisor’s revenues, expenses and net income (pre-tax and after-tax) and the net profit margins (pre-tax and after-tax). The Independent Directors also reviewed the level of profitability realized by the Advisor including and excluding distribution expenses incurred by the Advisor from its own resources.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. In evaluating the reasonableness of the investment advisory fees, the Board considered the existence of any economies of scale in the provision of services by the Advisor and whether those economies are appropriately shared with the Fund. In its review, the Independent Directors recognized that economies of scale are difficult to assess or quantify, particularly on a Fund-by-Fund basis, and certain expenses may not decline with a rise in assets. The Independent Directors further considered that economies of scale may be shared in various ways including breakpoints in the management fee schedule, fee waivers and/or expense limitations, pricing of Fund at scale at inception or other means.

The Board considered that not all funds have breakpoints in their fee structures and that breakpoints are not the exclusive means of sharing potential economies of scale. The Board and the Independent Directors considered the Advisor’s statement that it believes that breakpoints would not be appropriate for the Fund at this time given uncertainties regarding the direction of the economy, rising inflation, increasing costs for personnel and systems, and growth or contraction in the Fund’s assets, all of which could negatively impact the profitability of the Advisor. Considering the factors above, the Independent Directors concluded the absence of breakpoints in the management fee was acceptable and that any economies of scale that exist are adequately reflected in the Advisor’s fee structure.

Indirect Benefits. The Independent Directors received and considered information regarding indirect benefits the Advisor may receive as a result of its relationship with the Fund. The Independent Directors further considered the reputational and/or marketing benefits the Advisor may receive as a result of its association with the Fund. The Independent Directors took these indirect benefits into account when accessing the level of advisory fees paid to the Advisor and concluded that the indirect benefits received were reasonable.

Semi-Annual Report | December 31, 2022	39

Popular Income	Statement Regarding Liquidity
Plus Fund, Inc.	Risk Management Program
December 31, 2022 (Unaudited)

The Securities and Exchange Commission (“SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of Fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interest in the Fund.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account as relevant to the Fund’s liquidity risk: 1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; and 2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid”, “Moderately Liquid”, “Less Liquid”, and “Illiquid”. Funds that are not invested primarily in “Highly Liquid Investments” (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board of Directors (“BOD”) and the SEC (on a non-public basis) as required by the Program and Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and consequently the Program, also require reporting to the BOD and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund's assets.

At a meeting held on May 19, 2022, the Advisor presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the quarter ended March 31, 2022, and stated the following:

•	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
•	The Fund’s investment strategy remained appropriate for an open-end Fund;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investor’s interests in the Fund;
•	The Fund did not breach the 15% limit on Illiquid Investments; and
•	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

40	(787) 754-4488 | www.popular.com

INVESTMENT ADVISER	DIRECTORS AND OFFICERS

Popular Asset Management LLC	Juan O. Guerrero
209 Muñoz Rivera Avenue	Chairman of the Board and President
Popular Center North Tower, 4th Floor
San Juan, Puerto Rico 00918	Jorge I. Vallejo
Director
ADMINISTRATOR AND
TRANSFER AGENT	Carlos A. Pérez
Director
ALPS Fund Services, Inc.
1290 Broadway Suite 1100	Enrique Vila del Corral
Denver, CO 80203	Director

CUSTODIAN	James A. Gallo
Treasurer
JPMorgan Chase
1111 Polaris Parkway	Manuel Rodríguez-Boissén
Columbus, OH 43240	Secretary

LEGAL COUNSEL

Pietrantoni Méndez & Alvarez LLC
208 Ponce de León Avenue, Suite 1901
San Juan, Puerto Rico 00918

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
PO Box 363566
San Juan, Puerto Rico 00936-3566

Remember that shares of the Fund:

•	Are not bank deposits and are not insured by the FDIC or any other governmental agency.
•	Are not obligations of or guaranteed by Banco Popular de Puerto Rico or any other bank.
•	Are subject to investment risks, including possible loss of the principal amount invested.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to semi-annual report.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSRS.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Managers, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Popular Income Plus Fund, Inc.

By:	/s/ Juan O. Guerrero Preston
Juan O. Guerrero Preston
Principal Executive Officer/President

Date:	March 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

Popular Income Plus Fund, Inc.

/s/ James Gallo
James Gallo
Principal Financial Officer/Treasurer

Date:	March 6, 2023